Statements of Cash Flows - Schedule of Changes in Non Cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Accounts receivable	$ 23,273	$ 90,677
Prepaid expenses	(34,989)	(14,250)
Accounts payable and accrued liabilities	30,557	(112,275)
Provisions	23,872	15,652
Other	(8,640)	10,793
Total	$ (34,073)	$ 9,403